Investment Strategy - ALPS Global Opportunity Fund	Sep. 15, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]

To achieve its objective, the Fund will invest in (i) equity securities of U.S. and non-U.S. companies listed on a national securities exchange or foreign equivalent, and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes. The Fund's strategy of investing in equity securities will be pursued by investing in common stocks, preferred shares, and investment trusts. The Fund may also invest in closed-end funds, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicle whose purpose is to invest in privately held companies. The Fund will normally invest greater than 25% of its assets in the securities of issuers in the private equity related industries.

The Fund may invest in companies that have market capitalizations of any size. The Fund will typically invest in securities issued by companies domiciled in at least three countries, including the United States. The Fund will invest a significant portion of its total assets (at least 40% under normal market conditions) at the time of purchase in securities issued by companies that are domiciled outside the United States. Domicile is determined by where the company is organized, located, has the majority of its assets, or receives the majority of its revenue.

The primary decision factor in selecting the Fund’s securities is stocks determined to have high or improving return on invested capital (“ROIC”). For this purpose, the Adviser reviews the profitability, as measured by ROIC, of potential equity investments and selects those investments: (i) that have attractive profitability and growth characteristics, or (ii) that are seeing ROIC improve relative to such company’s own history.

The portfolio managers use a disciplined sell strategy for the Fund. The portfolio managers may sell securities because of a deterioration of the underlying company’s financials, such as earnings or cash flow, or because of an increase in the price of a security that would make it expensive relative to the other securities held by the Fund. Other reasons may include a change in management or control of the company, a need to raise cash or changes in the regulatory or economic environment in which the company operates. Portfolio managers can also sell any security at their discretion based on changes in expected valuation, volatility or other statistical or fundamental parameters.

Strategy Portfolio Concentration [Text]	The Fund will normally invest greater than 25% of its assets in the securities of issuers in the private equity related industries. The Fund will invest a significant portion of its total assets (at least 40% under normal market conditions) at the time of purchase in securities issued by companies that are domiciled outside the United States.